Related party transactions (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Related party transactions
Other fees	$ 214,243		$ 154,936
Consulting fees	41,697
Research and development costs	684,397		434,609
LVR Capital
Related party transactions
Management fees	72,000
Amount due to related parties	5,750		6,898
Francis Bellido, the CEO
Related party transactions
Amount due to related parties	120,000
Salary and bonus	420,000
Aurakle Research Capital
Related party transactions
Amount due to related parties			161,306
Baystream Corporation
Related party transactions
Management fees	30,000
Amount due to related parties	12,640		17,680
Other fees	164,493
Red River Solutions
Related party transactions
Management fees	30,000
Amount due to related parties	14,175		7,875
SLT Solutions
Related party transactions
Management fees	30,000
Amount due to related parties	7,500		7,500
CyberDef LLC
Related party transactions
Management fees	41,697	$ 30,000
Amount due to related parties	30,605		10,790	$ 22,353	$ 7,500
Compensation	149,228	$ 108,000
Fileglobal
Related party transactions
Amount due to related parties	35,353				$ 25,775
Research and development costs	$ 684,397		$ 434,609